John Hancock Funds III

Supplement dated May 1, 2015 to the current Prospectus

John Hancock Select Growth Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary regarding the Fund contained in the Prospectus.

Ian Tabberer is no longer the portfolio manager of the Fund. Accordingly, all references to Mr. Tabberer as the Fund’s portfolio manager are removed from the Prospectus. Effective immediately, Gary Robinson, CFA, is the portfolio manager of the Fund.

Accordingly, the “Fund summary – Portfolio management” section is amended and restated as follows:

Gary Robinson, CFA

Portfolio Manager

Managed the fund since 2015

In the prospectus “Fund details – Who’s who” section, the following is added to the Subadvisor subsection:

Gary Robinson, CFA

Portfolio Manager,

Managed the fund since 2015

Joined Baillie Gifford in 2003, Head of North American Equity Team since 2015

Began business career in 2003

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated May 1, 2015 to the current Statement of Additional Information (the “SAI”)

John Hancock Select Growth Fund (the “Fund”)

Ian Tabberer is no longer the portfolio manager of the Fund. Accordingly, all references to Mr. Tabberer as the Fund’s portfolio manager are removed from the SAI. In addition, effective immediately, Gary Robinson, CFA, is the Fund’s portfolio manager, and is primarily responsible for the day-to-day management of the Fund’s portfolio. Accordingly, the following supplements the portfolio manager information presented in Appendix B to the SAI relating to Baillie Gifford Overseas Limited, regarding the portfolio manager of the Fund.

The following table reflects information as of March 31, 2015:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Gary Robinson, CFA	1	$402 million	3	$890 million	1	$82 million

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Gary Robinson, CFA	1	$402 million	0	$0	0	$0

Share Ownership by Portfolio Manager. As of March 31, 2015, Mr. Robinson did not own shares of the Fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.